Prepaid expenses and other assets (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Prepaid expenses and other assets
Prepaid insurance - related party	$ 404	$ 2,428
Related party prepaid expenses	5,306	8,819
Prepaid insurance	3,535	1,001
Prepaid interest	1,245	1,153
Third party - prepaid vessel operating expenses	749	1,255
Other prepaid expenses	2,441	5,492
Total prepaid expenses and other assets	13,276	17,720
SSM
Prepaid expenses and other assets
SSM - prepaid vessel operating expense	$ 4,902	$ 6,391